STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

December 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.4%
Banks - 3.0%
First Republic Bank	223,529	[a]	26,253,482
Signature Bank	158,338		21,630,554
Webster Financial	345,390		18,430,010
			66,314,046
Capital Goods - 7.8%
Allegion	125,414		15,619,060
Curtiss-Wright	225,236		31,733,500
Graco	330,608		17,191,616
Lincoln Electric Holdings	233,787	[a]	22,614,217
Mercury Systems	574,747	[b]	39,720,765
Rexnord	441,279	[b]	14,394,521
SiteOne Landscape Supply	169,272	[a,b]	15,344,507
Xylem	189,329		14,917,232
			171,535,418
Commercial & Professional Services - 1.8%
Clarivate Analytics	629,918	[b]	10,582,622
CoStar Group	49,996	[b]	29,912,607
			40,495,229
Consumer Durables & Apparel - 3.4%
Lululemon Athletica	207,349	[b]	48,036,543
Peloton Interactive, Cl. A	950,376	[a,b]	26,990,678
			75,027,221
Consumer Services - 3.0%
Chipotle Mexican Grill	23,954	[b]	20,052,133
Planet Fitness, Cl. A	607,147	[a,b]	45,341,738
			65,393,871
Diversified Financials - 2.4%
LPL Financial Holdings	293,922		27,114,305
Morningstar	102,960		15,578,878
Tradeweb Markets, Cl. A	229,944	[a]	10,657,904
			53,351,087
Energy - 1.5%
Cactus, Cl. A	527,597		18,107,129
Parsley Energy, Cl. A	821,352		15,531,766
			33,638,895
Food & Staples Retailing - .4%
Grocery Outlet Holding	276,094	[a,b]	8,959,250
Health Care Equipment & Services - 12.7%
ABIOMED	177,378	[b]	30,258,913

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Health Care Equipment & Services - 12.7% (continued)
Align Technology	111,962	[b]	31,241,876
DexCom	416,444	[b]	91,092,961
Insulet	173,255	[b]	29,661,256
Nevro	153,750	[a,b]	18,071,775
Teladoc Health	751,746	[a,b]	62,936,175
WellCare Health Plans	54,150	[b]	17,880,872
			281,143,828
Insurance - .3%
Kinsale Captial Group	65,882	[a]	6,697,564
Materials - 2.8%
AptarGroup	208,179		24,069,656
Constellium	754,138	[b]	10,105,449
Summit Materials, Cl. A	1,195,630	[b]	28,575,557
			62,750,662
Media & Entertainment - 1.2%
Liberty Media Corp-Liberty Formula One, Cl. C	576,231	[a,b]	26,486,458
Pharmaceuticals Biotechnology & Life Sciences - 10.6%
10X Genomics, CI. A	104,831	[a,b]	7,993,364
Acceleron Pharma	375,071	[a,b]	19,886,264
Aimmune Therapeutics	306,437	[a,b]	10,256,446
Amicus Therapeutics	794,156	[b]	7,735,079
Ascendis Pharma, ADR	93,837	[b]	13,054,603
Biohaven Pharmaceutical Holding	234,808	[a,b]	12,782,948
FibroGen	535,779	[a,b]	22,979,561
GW Pharmaceuticals, ADR	124,262	[a,b]	12,992,835
Natera	329,644	[b]	11,105,706
Neurocrine Biosciences	160,769	[b]	17,281,060
Sage Therapeutics	99,580	[a,b]	7,188,680
Sarepta Therapeutics	324,540	[a,b]	41,878,642
uniQure	259,418	[a,b]	18,589,894
Veracyte	309,260	[a,b]	8,634,539
Voyager Therapeutics	304,917	[b]	4,253,592
Zogenix	324,833	[a,b]	16,933,544
			233,546,757
Real Estate - .8%
Americold Realty Trust	499,278	[a,c]	17,504,687
Retailing - 4.5%
Carvana	293,195	[a,b]	26,988,600
Etsy	316,934	[a,b]	14,040,176
National Vision Holdings	1,231,450	[b]	39,935,924
Ollie's Bargain Outlet Holdings	268,403	[a,b]	17,529,400
			98,494,100

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Semiconductors & Semiconductor Equipment - 2.0%
Power Integrations	231,082		22,856,321
Semtech	393,732	[b]	20,828,423
			43,684,744
Software & Services - 30.3%
Black Knight	493,121	[a,b]	31,796,442
CACI International, Cl. A	171,221	[b]	42,803,538
DocuSign	677,588	[a,b]	50,216,047
Everbridge	314,416	[a,b]	24,549,601
HubSpot	373,484	[b]	59,197,214
Medallia	1,081,564	[a,b]	33,647,456
New Relic	127,053	[a,b]	8,348,653
Proofpoint	253,330	[b]	29,077,217
Rapid7	892,114	[a,b]	49,976,226
Shopify, Cl. A	245,689	[b]	97,681,033
Slack Technologies, Cl. A	1,076,464	[a,b]	24,198,911
Splunk	385,022	[b]	57,664,745
Square, Cl. A	607,981	[a,b]	38,035,291
SS&C Technologies Holdings	619,416		38,032,142
Twilio, Cl. A	565,280	[a,b]	55,555,718
Zendesk	376,486	[b]	28,850,122
			669,630,356
Technology Hardware & Equipment - 6.0%
Cognex	197,575		11,072,103
FLIR Systems	862,398		44,905,064
Littelfuse	73,728		14,104,166
Lumentum Holdings	319,228	[a,b]	25,314,780
nLight	710,510	[a,b]	14,409,143
Trimble	246,362	[b]	10,270,832
Zebra Technologies, Cl. A	53,238	[b]	13,599,115
			133,675,203
Telecommunication Services - 2.1%
Bandwidth, Cl. A	742,013	[a,b]	47,525,933
Transportation - 1.8%
J.B. Hunt Transport Services	163,029	[a]	19,038,527
Knight-Swift Transportation Holdings	606,860	[a]	21,749,862
			40,788,389
Total Common Stocks (cost $1,396,961,945)			2,176,643,698

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
iShares Russell 2000 Growth ETF (cost $20,848,775)	103,350	[a]	22,139,637

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - ..7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $17,069,214)	1.60	17,069,214	[d]	17,069,214

Investment of Cash Collateral for Securities Loaned - 6.7%
Registered Investment Companies - 6.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $147,807,003)	1.60	147,807,003	[d]	147,807,003
Total Investments (cost $1,582,686,937)		106.8%		2,363,659,552
Liabilities, Less Cash and Receivables		(6.8%)		(151,164,124)
Net Assets		100.0%		2,212,495,428

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At December 31, 2019, the value of the fund’s securities on loan was $589,606,181 and the value of the collateral was $599,648,861, consisting of cash collateral of $147,807,003 and U.S. Government & Agency securities valued at $451,841,858.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Growth Fund

December 31, 2019 (Unaudited)

The following is a summary of the inputs used as of December 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	2,176,643,698	-	-	2,176,643,698
Exchange-Traded Funds	22,139,637	-	-	22,139,637
Investment Companies	164,876,217	-	-	164,876,217

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2019, accumulated net unrealized appreciation on investments was $780,972,615, consisting of $814,496,889 gross unrealized appreciation and $33,524,274 gross unrealized depreciation.

At December 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.